Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Capitalized start up costs	$ 25	$ 24	$ 3,253
Stock-based compensation	622	622	965
Net operating loss carryover	62,642	62,372	84,960
Other	19	18	266
Deferred tax assets	63,308	63,036	89,444
Valuation allowance	(62,565)	(61,111)	(47,544)
Deferred tax liabilities:
Property, plant and equipment	(46)	(11)	(41,900)
Investment in partnership	(697)	(1,914)	0
Deferred tax liabilities	(743)	(1,925)	(41,900)
Net deferred tax asset	$ 0	$ 0	$ 0